Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following tables summarize our merchants that represented 10% or more of Accounts receivable, net and Revenue:

	Accounts receivable, net		Revenue
	As of December 31,		Year Ended December 31,
	2021	2020	2021	2020	2019
Customer A	32%	37%	16%	18%	21%
Customer B	*	12%	*	10%	*
Customer C	11%	*	*	*	15%
________________
*Represents less than 10%

Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	5 – 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
The following table presents our property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2021	2020
	(in thousands)
United States	$1,997	$2,074
Israel	14,868	2,491
Rest of world	103	75
Total property and equipment, net	$16,968	$4,640
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2021	2020
	(in thousands)
Computer equipment	$6,104	$3,016
Furniture and office equipment	2,216	1,287
Leasehold improvements	12,825	2,950
Property and equipment, gross	21,145	7,253
Less: accumulated depreciation and amortization	(4,177)	(2,613)
Property and equipment, net	$16,968	$4,640